CONSOLIDATED STATEMENTS OF CASH FLOWS - HKD HKD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net income	HKD 131,335	HKD 167,821	HKD 80,880
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	94,229	108,927	123,741
Net loss/(gain) on disposal of property, plant and equipment	(3,494)	(5,420)	2,836
Gain on disposal of a subsidiary	0	(29,125)	0
Write-off of property, plant and equipment	7,134	442	14,920
Impairment on inventories	(680)	354	2,929
Deferred tax charge	757	(2,681)	(23,854)
Changes in operating assets and liabilities:
Trade receivables	(25,128)	(9,134)	(12,120)
Inventories	(8,511)	10,674	(12,520)
Deposits, prepayment and other receivables	1,479	(14,280)	7,332
Trade payables	(14,196)	20,427	(46,008)
Other payables and accruals	49,827	(12,444)	891
Tax payables	8,935	20,660	19,276
Net cash provided by operating activities	241,687	256,221	158,303
Investing activities
Purchase of property, plant and equipment	(159,377)	(50,521)	(54,436)
Proceeds from disposal of property, plant and equipment	8,940	7,138	6,634
Net proceeds from disposal of a subsidiary	0	43,015	0
Deposits for purchase of property, plant and equipment	0	0	(2,325)
Net cash used in investing activities	(150,437)	(368)	(50,127)
Financing activities
Repurchases of shares/warrants	0	(406)	(63,404)
Proceeds from bank borrowings	49,548	74,155	195,214
Repayment of bank borrowings	(70,325)	(111,937)	(204,324)
Dividends paid	(121,101)	(30,275)	0
Net cash used in financing activities	(141,878)	(68,463)	(72,514)
Net increase/(decrease) in cash and cash equivalents	(50,628)	187,390	35,662
Effect of exchange rate changes on cash and cash equivalents	(2,538)	(7,764)	3,377
Cash and cash equivalents, beginning of year	528,527	348,901	309,862
Cash and cash equivalents, end of year	475,361	528,527	348,901
Supplementary disclosures of cash flow information:
Interest paid, net	90	158	886
Income taxes paid	HKD 20,554	HKD 5,501	HKD 8,312